SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

17. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2025, the significant non-cash investing and financing transactions were as follows:

•	462,535 common shares issued with a value of $100,000 in connection with option agreement for acquisition of the Vixen properties;
•	500,000 common shares issued with a value of $148,000 for the Pelangio amended earn-in agreement for acquisition of the Birch Lake properties; and
•	818,000 common shares issued with the value of $115,000 to an arms-length party for market services over a term of 36 months.
•	1,000,000 common shares issued with a value of $136,000 for the R&S Legacy amended option agreement related to the Springpole property.

During the year ended December 31, 2024, the significant non-cash investing and financing transactions were as follows:

•	641,026 common shares issued with a value of $75,000 on the date of issuance for the acquisition of the Swain Post property;
•	978,130 common shares issued with a value of $155,000 for the amended earn-in agreement of Whitefish’s Swain Lake project;
•	1,290,045 common shares issued with a value of $175,000 in connection with option agreement for acquisition of the Vixen properties; and
•	250,000 common shares issued with a value of $33,750 for the Pelangio amended earn-in agreement for acquisition of the Birch Lake properties.